Income tax (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line items]
Tax rate (as a percent)			25.00%	25.00%	25.00%
Effective income tax rate	0.00%	0.00%	0.00%	0.00%	0.00%
PRC statutory income tax rate due to recognition of full valuation allowance for deferred income tax assets of loss-making entities			17.00%	24.00%	22.40%
PRC
Income Tax [Line items]
Tax rate (as a percent)	25.00%	25.00%
PRC statutory income tax rate due to recognition of full valuation allowance for deferred income tax assets of loss-making entities	25.00%	25.00%